Capital Risk Management	12 Months Ended
Jun. 30, 2023
Capital Risk Management [Abstract]
Capital Risk Management

Note 30. Capital risk management

The Company includes as its capital its share capital and accumulated deficit and has no externally imposed capital requirements. The Company’s objectives in managing capital are to safeguard cash as well as maintain financial liquidity and flexibility in order to preserve its ability to meet financial obligations, deploy capital to develop its mining properties and to maintain investor, creditor and market confidence to sustain the future development of the business. The Company manages its capital structure and makes adjustments as needed, in order to have funds available to support its activities. Management reviews its capital management approach on an ongoing basis.

The Company’s financial strategy is designed to maintain a capital structure consistent with the objective stated above and to respond to business growth opportunities and changes in economic conditions, In order to maintain or adjust its capital structure, the Company may, from time to time, issue new shares, acquire or dispose of assets or adjust its capital spending to manage its ability to continue as a going concern. (Note 15).